Investment Risks - Kurv High Income ETF	Sep. 30, 2026
Derivatives Risk [Member]
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Derivatives Risk: Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund and each Underlying ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund or Underlying ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The Fund and Underlying ETFs investment strategies are options-based. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.

Options Risk [Member]
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Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Equity Risk [Member]
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Equity Risk: The value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Risks of Investing in ETFs [Member]
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Risks of Investing in ETFs: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the underlying ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

ETP Risks [Member]
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ETP Risks: In addition to ETFs, the Fund may invest in a variety of other ETPs, which include, but are not limited to, closed-end funds, partnerships, commodity pools, or trusts, all of which are traded on securities exchanges. ETPs, including ETFs and closed-end funds, are traded like stocks at market prices, which may deviate from their net asset value (NAV), resulting in prices that are either higher (a premium) or lower (a discount) than their NAV. ETPs typically aim to track the performance of certain market segments or indices, although some may be actively managed. These products incur operational expenses, such as advisory and management fees, which are shared among their investors. When the Fund invests in these products, it not only bears its own operational expenses but also incurs a proportional share of the expenses of the ETP. Since ETPs are traded on the market, their prices can differ from their NAV. This may result in trading prices that reflect a premium or discount relative to the NAV. The risks associated with these investments typically reflect those of the underlying assets they track. However, potential liquidity issues in these products might lead to greater volatility compared to the underlying securities. Moreover, due to their associated expenses, investing in ETPs can be more costly than direct investment in their underlying assets.

ETF Risks [Member]
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Risk [Text Block]	ETF Risks
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares [Member]
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●	Costs of Buying or Selling Shares: Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk [Member]
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●	Management Risk: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV [Member]
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●	Shares May Trade at Prices Other Than NAV: As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading [Member]
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●	Trading. Although Shares are listed on a national securities exchange, such as The Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock or ETF, such as the underlying security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Call Writing Strategy Risk [Member]
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Call Writing Strategy Risk: The continuous application of the Fund’s call writing strategy impacts its ability to participate in the positive price returns of an underlying security, which in turn affects the Fund’s returns both during the term of the sold call options and over longer time frames. The Fund’s participation in an underlying security’s positive price returns and its own returns will depend not only on the underlying security’s price but also on the path the underlying security’s price takes over time, illustrating that certain price trajectories of an underlying security could lead to suboptimal outcomes for the Fund.

Counterparty Risk [Member]
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Counterparty Risk: The Fund faces counterparty risk through its investments in options contracts, held via clearing members due to its non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited clearing members are willing to transact on its behalf.

Currency Risk [Member]
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Currency Risk: Foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Distribution Risk [Member]
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Distribution Risk: The Fund aims to provide at least monthly income, although there’s no guarantee of distribution in any given month, and the distribution amounts may vary significantly. Monthly or more frequent distributions may consist of a return of capital, which is a return of some or all of the money you invested in the Fund and may not represent the Fund’s net profit. Such distributions may reduce the Fund’s NAV and trading price over time, thus potentially leading to significant losses for investors, especially as the Fund’s returns exclude any dividends paid by the underlying security, which may result in lesser income compared to a direct investment in the underlying security.

Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk: When the Fund invests in fixed income securities or fixed income ETFs, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Foreign (Non-U.S.) Securities Risk [Member]
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Foreign (Non-U.S.) Securities Risk: The Fund invests in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk: The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Implied Volatility Risk [Member]
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Implied Volatility Risk: When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Inflation Risk [Member]
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Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Leveraging Risk [Member]
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Leveraging Risk: The Fund may engage in certain transactions, such as options, that may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Liquidity Risk [Member]
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Liquidity Risk: Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with an underlying security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market Risk [Member]
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Risk [Text Block]	Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
Money Market Instrument Risk [Member]
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Money Market Instrument Risk: The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions: When the Fund makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode the Fund’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Fund).

Operational Risk [Member]
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Operational Risk: The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third- parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Price Participation Risk [Member]
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Price Participation Risk: The Fund employs a strategy of selling call option contracts, limiting its participation in the value increase of the underlying security during the call period. Should an underlying security’s value increase beyond the sold call options’ strike price, the Fund may not experience the same extent of increase, potentially underperforming the underlying security and experiencing a NAV decrease, especially given its full exposure to any value decrease of the underlying security over the call period.

Securities Lending Risk [Member]
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Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Small Fund Risk [Member]
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Risk [Text Block]	Small Fund Risk: A smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.
Tax Risk [Member]
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Tax Risk: The Fund aims to qualify as a Regulated Investment Company (RIC) under Subchapter M of the Code to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria, especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject the Fund’s income to taxation at both the fund and shareholder levels, though there’s a grace period to rectify such non-compliance. The Fund employs a synthetic strategy, maintaining a treasury securities portfolio to aid in meeting diversification requirements.

U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk: The Fund may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. Government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.

Risk Lose Money [Member]
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Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Member]
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Non-Diversification Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.